Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
	Buildings	Freehold Land	Plant and machinery	Furniture and fixtures	Office Equipment	Vehicles	Total
Cost
Balance as at March 31, 2016	$4,606,773	$3,003,155	$22,896,185	$902,558	$972,088	$1,276,452	$33,657,211
- Additions	(939)	-	31,247	433	11,028	18,253	60,022
- Disposals	-	-	(545)	-	-	(21,677)	(22,223)
- Translation adjustment	92,045	63,795	469,190	18,328	17,723	12,549	673,631
Balance as at March 31, 2017	$4,697,879	$3,066,950	$23,396,077	$921,319	$1,000,839	$1,285,577	$34,368,641
- Additions	5,476	-	22,599	-	2,159	69,806	100,040
- Disposals	-	-	-	-	-	(227,223)	(227,223)
- Translation adjustment	(10,078)	(6,956)	(19,935)	(1,998)	2,191	15,130	(21,647)
Balance as at March 31, 2018	4,693,277	3,059,994	23,398,741	919,321	1,005,189	1,143,290	34,219,811
Depreciation and impairment
Balance as at March 31, 2016	$1,478,288	$-	$9,844,845	$491,789	$872,740	$1,037,692	$13,725,354
- Depreciation charge	167,340	-	1,197,210	119,992	83,595	93,923	1,662,059
- Disposals	-	-	-	-	-	(18,444)	(18,444)
- Translation adjustment	36,097	-	239,350	13,824	19,112	17,175	325,558
Balance as at March 31, 2017	$1,681,725	$-	$11,281,405	$625,605	$975,447	$1,130,346	$15,694,528
- Depreciation charge	165,763	-	1,108,576	126,663	26,261	67,321	1,494,584
- Disposals	-	-	-	-	-	(209,282)	(209,282)
- Translation adjustment	(4,825)	-	(11,777)	(2,094)	1,030	6,333	(11,333)
Balance as at March 31, 2018	$1,842,663	$-	$12,378,204	$750,174	$1,002,738	$994,718	$16,968,497
Carrying value
At March 31, 2017	$3,016,154	$3,066,950	$12,114,672	$295,714	$25,392	$155,231	$18,674,113
At March 31, 2018	$2,850,614	3,059,994	11,020,537	169,147	2,451	148,578	17,251,314

Schedule of capital work in progress and capital advance
	March 31, 2018	March 31, 2017
Work in progress
Plant and machinery	$1,549,102	$16,585
Building	961,718	958,456
Furniture and fixtures (including leasehold improvements)	-	-
	$2,510,820	$975,041

Capital advance
Plant and machinery	$(10,201)	$1,518,895
Furniture and fixtures	-	-
	$-	$1,518,895

Total	$2,500,619	$2,493,936